Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

October 16, 2009

Barbara Jacobs
Securities and Exchange Commission
Mail Stop 4561
100 F Street NE
Washington, D.C. 20549

Re:   PMX Communities, Inc.
      Registration Statement on Form S-1
      Filed September 3, 2009
      File Number 333-161699

Dear Ms. Jacobs:

In response to your letter dated October 1, 2009, please note the following:

Form S-1

Part 1

Risk Factors
1. Certain subcaptions in your risk factors section fail to adequately describe the risk that is presented by the conditions or uncertainties you have identified. As examples, we note the following subcaptions:

   - There is a large disparity between the offering price and the prices at which selling securities holders acquired their common:, on page 7;
   - We may not be successful in expanding the number of users of our electronic commerce services", on page 9; and
   - "We may be subject to legal liability for online services", on page 13.

Please review your risk factors section so that each subcaption adequately describes the risk to investors. See Item 503(c) of Regulation S-K.

   Risk factor #2 has been deleted.
   The subcaption of Risk factor #9 has been revised to read - The significant resources required to expand the number of users of our electronic services may result in an inability to achieve profitable operations.
   The subcaption of risk factor #17 has been revised to read - We may be subject to legal liability for online services. The cost of investigating and defending any claims is expensive and may negatively affect our profitability.



2. We refer to the risk factor subcaption "We cannot offer any assurance as to our future financial results" on page six and note your statement that you "have not received substantial income from operations to date." Please revise your document throughout to clearly indicate that you have received no income from operations to date.

The document has been revised throughout to clearly indicate that we have not received any income from operations to date.

"We expect our operating expenses to continually increase. We may never become profitable", page 9
3. Please expand this risk factor to consider the additional expenses you will incur as the result of becoming a public reporting company.

The risk factor has been expanded.

"Companies such as Facebook and News Corp (owner of MySpace), may have a competitive advantage. . ., page 14
4. In your response, please tell us the basis for your conclusion that Facebook and MySpace are your competitors. You response should provide a quantitative and qualitative discussion of the scope and nature of your operations as compared to the operations of Facebook and MySpace.

The references to Facebook and News Corp have been deleted.

"We do not meet the requirements for our stock to be quoted on NASDAQ and . . . ", page 15
5. You state that you intend to quote your stock on the OTC Electronic Bulletin Board. Please review to explain that in order to be quoted on the OTCBB, you stock must be sponsored by a participating market maker, and that there is no guarantee that such a market maker will sponsor your stock for quotation on the OTCBB. You should also discuss the effect that failure to have your stock quoted on the OTCBB will have on the liquidity of your securities.

Risk Factor 28 has been revised as follows:

28. We do not meet the requirements for our stock to be quoted on NASDAQ and even if a participating market maker sponsors our stock to be quoted on the OTC Electronic Bulletin Board, the tradability in our stock will be limited under the penny stock regulation.

In order to be quoted on the OTCBB, our stock must be sponsored by a participating market maker. There can be no guarantee that such a market maker will sponsor our stock for quotation on the OTCBB.

The liquidity of PMX Communities' common stock would be restricted even after public listing if our common stock falls within the definition of a penny stock.

Under the rules of the Securities and Exchange Commission, if the price of our common stock on the OTC Electronic Bulletin Board is below $5.00 per share, the company's common stock will come within the definition of a "penny stock." As a result, it is possible that PMX Communities common stock may become subject `to the "penny stock" rules and regulations. Broker-dealers who sell penny stocks to certain types of investors are required to comply with the Commission's regulations concerning the transfer of penny stock. These regulations require broker-dealers to:

   - Make a suitability determination prior to selling penny stock to the purchaser;
   - Receive the purchaser's written consent to the transaction; and
   -   Provide certain written disclosures to the purchaser.

These requirements may restrict the ability of broker/dealers to sell our common stock, and may affect the ability to resell our common stock.

Additionally, if we fail to have our stock quoted on the OTCBB, the liquidity of your securities will be restricted.


Plan of Distribution and Selling Security Holders, page 17
6. Please review to include a discussion as to how the selling shareholders acquired their shares.

Footnotes have been added to the table which includes a discussion as to how the selling shareholders acquired their shares.

(1) Issued during the year ended December 31, 2004 at $.000275 per share for cash of $275.
(2) Issued February 01, 2009 for services rendered at a value of $500.
(3) Issued March 9, 2009 for services rendered at a value of $10.
(4) Issued during the six months ended June 30, 2009 at $.0001 per share for cash of $750.

7. Please revise to disclose the nature of any position, office, or other material relationship which any selling security holder has had within the past three years with your company or any of its predecessors or affiliates. See Item 507 of Regulation S-K.

None of the selling shareholders have held any position, office or other material relationship with PMX Communities or any of our predecessors or affiliates.

8.  As a related matter, we note that two of your selling shareholders
- OCT Business Solutions and Island Capital Management - are non-reporting legal entities. Please confirm, if true, that these selling shareholders are neither registered broker-dealers or affiliates of registered broker-dealers.

The fact that these selling shareholders are neither registerd broker-dealers or affiliates of registered broker-dealers has been added to the disclosure.



9. Please identify the person or persons who have voting or investment control over the company's securities owned by Island Capital
Management.  See Question 140.02 of Regulation S-K Compliance and
Disclosure Interpretations, available on our website at http://www.sec.gov/divisions/corpfin/guidance/regs-kinterp.htm.

The identities of the control persons have been added.

Business Operations, page 19
General, Page 19
10. Please provide a brief description of your business operations from the date of your inception as Merge II, Inc. up until you began operating as a social networking based internet marketing company. See
Item 101(a) of Regulation S-K.

The following disclosure has been added.

From December 29, 2004 until February 10, 2009, the company was inactive and conducted no business.

11. We refer to the risk factor disclosure under the subcaption "The successful operation of our business depends upon the supply of critical elements from other companies . . " on page 11 and note your statement that you depend upon third parties, to a substantial extent, for several critical elements of our business. Please revise to identify all third parties upon which your operations are substantially dependent. You should include a description of the material terms of any agreements between your company and these third parties.

The fact that there are no material agreements has been disclosed.

Assignment and Lease Assumption, page 22
12. You state that the Lease Purchase Option Agreement with Western Sierra Mining Corporation was entered into on February 14, 2009, four days after your board of directors consented to change your name to PMX Communities, Inc. The Lease Purchase Option Agreement filed as Exhibit 10.1, however, is made between Western Sierra Mining Corporation and Merge II, Inc. Please advise.

The contract was signed before the name change was filed with the state of Nevada. The parties orally agreed that no official amendment or assignment was required.

Management's Discussion and Analysis of Financial Condition, page 27

General
13. We refer to your risk factors on page 11 discussing the importance of expanding your company's brand in an effort to increase your user and advertiser base and attracting and retaining a substantial number of alternative device users to your online services. Please tell us whether you have considered adding an overview to management's discussion and analysis discussing these, and other important themes or significant matters with which your management is concerned primarily in evaluating your financial condition and operating results, so as to facilitate a better understanding of your operations. See Section III.A of SEC Release No. 33-8350, available on our website at http://www.sec.gov/rules/interp/33-8350.htm.

On overview has been added.

Liquidity and Capital Resources, page 27
14. We note that if the Company is unable to generate funds from operations, private placements, public offerings or bank financings, you may be unable to continue with your current business plan. Please revise to provide quantitative information regarding your financial requirements to enable investors to assess your financial condition and the likelihood that you will be able to pursue your current business plan. In addition, ensure that your disclosures state the minimum period of time that you will be able to conduct your planned operations using currently available capital resources. We refer you to Item 303(a)(1) of Regulation S-K and Instructions 2 and 3 to Item 303(a) of Regulation S-K for additional guidance.

The following plan of operation has been included:

Plan of Operation

Milestone                                       Estimated Cost       Timeline
1. Complete first four websites                  $1,000 or less       3 months
 including getting the conference
 software operational

2. Generate advertising revenues
  - Solicit 10 advertisers per website
     by offering free advertising for 60 days
      thereafter, $200 per month                $1,000 or less      3-6 months
  -  Hire full time sales person               commission based      9 months

3. Complete two additional websites             $1,000 or less      9-12 months
  - Solicit 10 advertisers per website
     by offering free advertising for 60 days
      thereafter, $200 per month                $1,000 or less      9-12 months

The first milestone needs to be reached before we can proceed with the second and third milestone.

Executive Compensation, page 32
15. Please revise so that the headings and disclosure items of your summary compensation table conform to the format specified in Item 402(n) of Regulation S-K.

The summary compensation table has been conformed to the format specified in Item 402(n) of Regulation S-K.

Security Ownership of Certain Beneficial Owners and Management, page 32
16. Please confirm, if true, that the number of shares listed in your beneficial ownership table includes shares that each shareholder listed in the table has the right to acquire beneficial ownership of within 60 days. See Exchange Act Rule 13d-3(d)(1).

The disclosure has been revised to confirm that the number of shares listed in the beneficial ownership table includes shares that each shareholder listed in the table has the right to acquire beneficial ownership of within 60 days.

Certain Relationships and Related Transactions, page 33
17. We refer to the license agreement between your company and Invisosoft, Inc. dated June 23, 2009 and note that your president and chief executive officer currently serves as vice president of Invisosoft. Please advise as to why you have not provided the information required by Item 404(a) of Regulation S-K as it pertains to this agreement or in the alternative, revise to provide the required disclosure.

The disclosure has been revised.

18. As a related matter, we note your disclosure on page 21 that you have initially acquired 100 Activation Seats of the Invisosoft Live Communicator Suite Software, which will allow users of your site to conduct online audio & video conferences online. Please revise your Business section to include a discussion regarding your relationship with Invisosoft, as well as a reasonably detailed discussion of the material terms of any agreements between your company and Invisosoft. Consider whether you should include a discussion in risk factors.

The disclosure has been revised.

Financial Statements

Statement of Stockholders' Equity, page 56
19. Revise to show the correct number of common shares outstanding at June 30, 2009 of 53,600,000.

Statement of Cash Flows, page 59
20. Please explain further your classification of $30,000 "conversion of notes payable" in cash flows from operations and $25,000 of "proceeds from assignment of lease agreement" in cash flows from investing activities. In this regard, it appears that the "proceeds" received from the assignment of the Company's capital lease are already included in the $125,000 proceeds from notes payable in cash flows from financing activities. Please explain further how you determined that the forgiveness of the existing loans in exchange for the lease assignment was a "cash" transaction or tell us your consideration to reflect this transaction as a noncash transaction pursuant to paragraph 32 of SFAS 95 (Codification 230-10-50-3 - 230-10-50-6).

The statement of cash flows has been revised.

Note 5 - Equity Transactions, page 65
21. We note that you issued 6.1 million common shares for "services rendered" that were valued at $0.0001 per share during the six months ended June 30, 2009. Please describe the nature and cost of services received, the parties that performed the services, and the issuance dates of the shares. Additionally please disclose how you determined that $0.0001 per share represented the fair value of such shares. In this regard, please clarify whether the 7.5 million shares sold in June 2009 were sold to the Company's officers, directors, employees and other related interests or tell us whether these shares were sold to unrelated third party investors. Also, in your response, please tell us the accounting literature you considered in determining the fair value of these shares.

   - On February 1, 2009, 5,000,000 common shares were issued for consulting services provided by OTC Business Solutions, a non-affiliate.
   - On May 5, 2009, 100,000 common shares were issued to Island Stock Transfer as partial payment for transfer agent services.
   - On May 15, 2009, 1,000,000 common shares were issued to Mervyn Gervis, an officer of PMX Communities, Inc. for services provided as a vice president.

   - All of the 7,500,000 common shares were sold to unrelated third parties.

Determination of the fair value was based on contractual agreement.

Recent Sale of Unregistered Securities, page 69
22. For each sale of unregistered securities disclosed in your document, please identify the purchaser and the date of the sale, and briefly describe the facts relied upon to make each exemption available. See Item 701 of Regulation S-K.

The disclosure has been revised.

23. As a related matter, we note that during the period ended June 30, 2009, you issued 100,000 shares of common stock to a non-affiliate for services rendered for a total price of $10, and that you issued
7,500,000 shares for a total price of $750. Please describe the details of each of these issuances. With regards to the 100,000 shares issued for services rendered, identify the service provider and describe the services provided.

The disclosure has been revised.

Part II

Exhibits

General
24. Please advise as to why you have not filed as an exhibit the promissory notes evidencing the loan made to you by AU Spectators, LLC. See Item 601(b)(1)(ii)(C) of Regulation S-K.

The promissory notes evidencing the loan have been added as exhibits.

Exhibit 5. Opinion re Legality
25. The assumption in your legality opinion that the shares of common stock being offered pursuant to this registration statement "have been and will be issued" is inappropriate. Item 601(b)(5)(i) of Regulation


S-K requires that your legality opinion indicate, if true, that the shares being offered will, when sold, be legally issued, fully paid and non-assessable. Please revise.

The opinion re Legality has been revised.

Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker